UMB FUND SERVICES, INC.

803 West Michigan Street,

Milwaukee, Wisconsin 53233

(414) 299-2000

January 24, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: The SteelPath MLP Funds Trust (the “Trust”)(File Nos. 333-163614; 811-22363)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated December 29, 2011, as filed pursuant to Rule 497(e) under the 1933 Act on January 3, 2012 (Accession Number: 0001144204-12-000248).

Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/ Benjamin D Schmidt

AVP Fund Administration